Other financial assets (Details) € in Millions, £ in Millions	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 EUR (€)	Dec. 31, 2021 GBP (£)
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Other financial assets.		£ 55,148		£ 46,145
VISA
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Other financial assets disposed off		186
SABB
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Other financial assets disposed off		383
Vocalink
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Other financial assets disposed off		16
Equity shares
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Other financial assets.		308		325
Other loans
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Other financial assets.		353		566
Designated as at fair value through profit or loss [Member]
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Debt instruments held		88		6
Other financial assets.		440		317
Designated as at fair value through profit or loss [Member] | Other financial institutions
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Debt instruments held		88		6
Designated as at fair value through profit or loss [Member] | Equity shares
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Other financial assets.		14		13
Designated as at fair value through profit or loss [Member] | Other loans
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Other financial assets.		338		298
FVOCI
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Debt instruments held		44,593		36,686
Other financial assets.		44,902		37,266
FVOCI | Central and local government | UK
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Debt instruments held		17,458		11,938
FVOCI | Central and local government | USA
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Debt instruments held		11,742		10,086
FVOCI | Central and local government | Countries other than the US and the UK
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Debt instruments held		6,802		5,604
FVOCI | Other financial institutions
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Debt instruments held		8,591		9,058
FVOCI | Equity shares
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Other financial assets.		294		312
FVOCI | Equity shares | VISA
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Dividend income | €	€ 1		€ 2
FVOCI | Equity shares | OTC Derivative Ltd
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Dividend income | €	4		5
FVOCI | Equity shares | SABB
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Dividend income | €	€ 0		€ 15
FVOCI | Other loans
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Other financial assets.		15		268
Amortised cost
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Debt instruments held		9,806		8,562
Other financial assets.		9,806		8,562
Amortised cost | Central and local government | UK
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Debt instruments held		4,997		3,821
Amortised cost | Central and local government | USA
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Debt instruments held		235		156
Amortised cost | Central and local government | Countries other than the US and the UK
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Debt instruments held		116		81
Amortised cost | Other financial institutions
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Debt instruments held		4,458		4,504
Debt securities
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Debt instruments held		54,487		45,254
Debt securities | Central and local government | UK
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Debt instruments held		22,455		15,759
Debt securities | Central and local government | USA
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Debt instruments held		11,977		10,242
Debt securities | Central and local government | Countries other than the US and the UK
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Debt instruments held		6,918		5,685
Debt securities | Other financial institutions
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Debt instruments held		£ 13,137		£ 13,568